The George
Putnam
Fund of
Boston

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of The George Putnam Fund of Boston that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Edward P. Bousa
James M. Prusko

In the first half of The George Putnam Fund of Boston's 2000 fiscal year, which began on August 1, 1999, there was a vast divergence in sector performance throughout the stock market. While most sectors made only modest gains, technology stocks experienced a rally of historic proportions. For your fund, the period was a bit disappointing because our selection strategy emphasizes undervalued stocks and many of these declined during the period. Meanwhile, the bond portion of your fund, which represented about a third of assets, struggled in the face of steadily rising interest rates.

Total return for 6 months ended 1/31/00

       Class A          Class B           Class C          Class M
     NAV     POP      NAV     CDSC      NAV     CDSC     NAV     POP
---------------------------------------------------------------------------
    -6.07%  -11.48%  -6.43%  -10.73%   -6.39%  -7.25%   -6.25%  -9.51%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* SECTORS DIVERGE WIDELY IN SEMIANNUAL PERIOD

During the past six months, strong economic growth continued around the world and the United States completed its ninth consecutive year without a recession. Growth in the United States was so strong that it caused fears of inflation. The bond market weakened in response, and the Federal Reserve Board raised interest rates two additional times, following an initial rate increase in June 1999.

These conditions contributed to a divergence among market sectors. Companies in the basic materials and energy sectors, for instance, benefited from demand for their products, which are the raw materials of industrial economies. Fortunately your fund had a sizable representation of such stocks. An example is Minnesota Mining and Manufacturing (3M), a diversified conglomerate with operations in 90 countries. 3M enjoyed an impressive surge in revenues as global economic growth accelerated, and its stock rallied during the period. Although this holding, as well as others mentioned in this report, was viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                          1/31/2000     7/31/99

Common stocks               60.3%        60.9%

Corporate bonds
and notes                   23.0%        18.2%

U.S. government
and agency securities       11.6%        15.8%

Foreign government
bonds and notes              0.3%         0.2%

Collateralized
mortgage obligations         3.2%         1.7%

Convertible and
preferred securities         0.4%         0.7%

Cash and other               1.8%         4.5%

Footnote reads:
*Based on percentage of net assets. The balances of the portfolio on dates listed were invested in cash and short-term securities. Portfolio allocation will vary over time.


At the same time, the Fed's efforts to pull in the reins on business and consumer spending had a detrimental effect on other sectors in which the fund had large positions. Rising short-term interest rates began to slow construction activity, hurting holdings like Caterpillar (which we have since sold), and diminished market enthusiasm for companies that sell large consumer durables, such as home appliances and automobiles. The rapid increase in short-term interest rates also began to raise doubts regarding the earnings of large banks, which underperformed the broader market in the period.

While short-term conditions influenced most sectors, the technology sector became a world unto itself. In this world, investors are convinced that a new industrial revolution is underway and believe that computers, telecommunications, and the Internet can stimulate a huge jump in productivity in the way that the steam engine issued in a new age of machine-driven productivity. This conviction has caused the market to bid the prices of most technology companies to stratospheric levels. Sticking with our value discipline, we sold fund holdings benefiting from this rally when we considered them no longer undervalued. When such high-priced equities disappoint investors, they typically fall sharply. By avoiding these risks, we strive to provide steadier, if somewhat less exciting, performance over time.

* INTERNAL CHANGES BOOST NEW HOLDINGS

When we analyze stocks, we look for more than an attractive price. We want to own companies that are undertaking positive changes that can keep them competitive and increase their earnings in the future. One type of positive change is embracing technology to cut costs or increase productivity. Another type of change is organizational, such as a restructuring, an acquisition, or a merger.

Hewlett-Packard provides an excellent example of a changing company. We bought this stock during the semiannual period and it subsequently performed quite well. Founded in the 1930s, Hewlett-Packard has remained competitive over the decades thanks to its technological capabilities and clever product strategies. In the 1980s and 1990s, Hewlett-Packard shrewdly focused on making reliable computer printers and grew to dominate this market, which has more attractive profit margins than the PC market. Internet use has further increased demand for printers and other peripherals. Another indication of Hewlett-Packard's willingness to change was its decision to hire a new chief executive officer from outside the company. Carly Fiorina, who spearheaded Lucent Technologies' Internet strategy, is now positioning Hewlett-Packard to seize Internet opportunities and the stock has already appreciated strongly.


"Some experts argue that investors should now focus on value funds because the group has been out of favor."

-- Individual Investor, November 1999


The heritage of The George Putnam Fund of Boston

The George Putnam Fund of Boston has helped define balanced investing for more than 60 years. Launched in 1937, it was one of the first balanced funds, investing in an array of stocks and bonds. The founder of what became Putnam Investments wanted his namesake fund to provide shareholders a completely diversified portfolio intended to achieve capital appreciation and provide income in a variety of market conditions. His vision was a fund that offered a balanced investment with stocks for growth, bonds for income, and cash for stability. We still take this responsibility of stewardship very seriously, recognizing that the money entrusted to our care represents not dollars alone but past sacrifices and future hopes. This commitment to prudence continues to underscore the management of the fund.


We also added BP Amoco during the period and though it lost ground in January, it performed well in the fourth quarter. This company is the product of one of the first cross-border mergers in the oil industry. Management has been extremely aggressive in cutting costs. We were able to add the stock at what we considered an attractive price when the company's plans to acquire Atlantic Richfield (ARCO) encountered opposition from federal regulators. We believe that the company will be well positioned whether the ARCO acquisition is approved or not.

* INTEREST RATES BURDEN BONDS

The accelerating economy generally pushed down bond prices. Treasuries, the bonds most sensitive to interest rates, continued to be the worst performers in the fixed-income market as they were earlier in 1999. Fortunately we had underweighted Treasuries while overweighting commercial mortgage-backed bonds. Rising rates make mortgages relatively more attractive because they diminish the risk that homeowners will pay off their mortgages early through refinancing arrangements. With diminishing prepayment risk, mortgage prices remained fairly firm.

The fund also had a slight overweighting in corporate bonds, which also had an advantage over Treasuries. Early in the period, corporates struggled a bit because many companies were issuing bonds to fill their coffers in case of any Y2K problems. By the fourth quarter, however, these concerns had abated, and with slower issuance, corporate bond prices firmed. Our small position in high-yield corporate debt achieved perhaps the best relative performance in the bond portfolio. Prices in this market strengthened because of investor confidence in the many technology, telecommunications, media, and cable television companies that issue high-yield debt.

At the close of the period, we believe that the fundamental situation in the bond market is positive. Long-term rates are falling in part because the federal government is scaling down the public debt. Declining long-term rates are good for the economy, and rising short-term rates help to diminish fears of inflation.

* INVESTMENT CLIMATE APPEARS UPBEAT

We have described above many of the positive features of the securities we own in the fund and the supportive economic background. We are confident that these should translate into better performance for the fund in coming months. Rising interest rates turned the past six months into an uphill climb for the fund, but the road ahead seems more favorable. The companies in the portfolio are achieving generally strong operating results. As the economy slows and interest rates stabilize, it will take a lot of pressure off many holdings, both stocks and bonds, and enable them to appreciate as our analysis suggests they should. The fund's balanced approach is well positioned to achieve a blend of capital growth and current income.


[GRAPHIC OMITTED: TOP 10 EQUITY HOLDINGS]

TOP 10 EQUITY HOLDINGS

Exxon Mobil
Oil and gas

SBC Communications
Telecommunications

AT&T
Telecommunications

Citigroup
Insurance and finance

Hewlett-Packard
Computers

Bell Atlantic
Telecommunications

IBM
Computers

GTE
Telecommunications

Fannie Mae
Financials

Bank of America
Financials

Footnote reads:
These holdings represent 13.2% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The George Putnam Fund of Boston is designed for investors seeking capital growth and current income.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                       Class A            Class B             Class C             Class M
(inception dates)     (11/5/37)          (4/27/92)           (7/26/99)           (12/1/94)
                    NAV       POP      NAV       CDSC      NAV       CDSC      NAV       POP
-----------------------------------------------------------------------------------------------
6 months           -6.07%   -11.48%   -6.43%   -10.73%    -6.39%    -7.25%    -6.25%    -9.51%
-----------------------------------------------------------------------------------------------
1 year             -3.12     -8.69    -3.81     -8.18     -3.78     -4.65     -3.57     -6.97
-----------------------------------------------------------------------------------------------
5 years            93.61     82.43    86.43     84.43     86.49     86.49     88.78     82.15
Annual average     14.13     12.78    13.27     13.02     13.27     13.27     13.55     12.74
-----------------------------------------------------------------------------------------------
10 years          200.89    183.69   179.23    179.23    179.08    179.08    185.62    175.62
Annual average     11.65     10.99    10.81     10.81     10.81     10.81     11.07     10.67
-----------------------------------------------------------------------------------------------
Annual average
(life of fund)      9.77      9.66     8.71      8.71      8.94      8.94      8.98      8.92
-----------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                           Standard &     Lehman Bros.
                           Poor's 500     Govt./Corp.       Consumer
                             Index        Bond Index*      price index
----------------------------------------------------------------------------
6 months                     5.59%           0.37%             1.44%
----------------------------------------------------------------------------
1 year                      10.35           -2.88              2.67
----------------------------------------------------------------------------
5 years                    225.05           41.49             12.28
Annual average              26.59            7.19              2.34
----------------------------------------------------------------------------
10 years                   442.42          111.91             32.73
Annual average              18.43            7.80              2.87
----------------------------------------------------------------------------
Annual average
(life of fund)              12.63             N/A              4.01
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Inception date of index was 12/31/72, after the fund's inception.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                                   Class A      Class B      Class C      Class M
---------------------------------------------------------------------------------------
Distributions (number)                2            2            2            2
---------------------------------------------------------------------------------------
Income                             $0.300       $0.232       $0.281       $0.255
---------------------------------------------------------------------------------------
Capital gains
 Long-term                          1.060        1.060        1.060        1.060
---------------------------------------------------------------------------------------
 Short-term                         0.166        0.166        0.166        0.166
---------------------------------------------------------------------------------------
 Total                             $1.526       $1.458       $1.507       $1.481
---------------------------------------------------------------------------------------
Share value:                     NAV     POP       NAV          NAV     NAV     POP
---------------------------------------------------------------------------------------
7/31/99                         $18.49  $19.62  $18.33       $18.49    $18.33  $18.99
---------------------------------------------------------------------------------------
1/31/00                          15.91   16.88   15.76        15.87     15.77   16.34
---------------------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------------------
Current dividend rate1            3.77%   3.55%   2.94%        3.32%     3.25%   3.13%
---------------------------------------------------------------------------------------
Current 30-day
SEC yield2                        3.75    3.53    3.00         3.00      3.25    3.06
---------------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                       Class A            Class B             Class C             Class M
(inception dates)     (11/5/37)          (4/27/92)           (7/26/99)           (12/1/94)
                    NAV       POP      NAV       CDSC      NAV       CDSC      NAV       POP
-----------------------------------------------------------------------------------------------
6 months           -6.22%   -11.63%   -6.63%   -10.91%    -6.58%    -7.44%    -6.50%    -9.77%
-----------------------------------------------------------------------------------------------
1 year              0.12     -5.64    -0.68     -5.18     -0.61     -1.51     -0.44     -3.92
-----------------------------------------------------------------------------------------------
5 years           102.72     91.03    95.10     93.10     95.26     95.26     97.42     90.48
Annual average     15.18     13.82    14.30     14.07     14.32     14.32     14.57     13.75
-----------------------------------------------------------------------------------------------
10 years          194.17    177.27   172.79    172.79    172.75    172.75    179.05    169.32
Annual average     11.39     10.74    10.56     10.56     10.55     10.55     10.81     10.41
-----------------------------------------------------------------------------------------------
Annual average
(life of fund)      9.82      9.72     8.76      8.76      9.00      9.00      9.04      8.98
-----------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (60.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            819,100  Boeing Co.                                                                             $   36,296,369
            580,600  Raytheon Co. Class B                                                                       13,244,938
                                                                                                            --------------
                                                                                                                49,541,307

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            344,800  Delta Air Lines, Inc.                                                                      15,968,550
            411,900  FedEx Corp. (NON)                                                                          16,295,794
            210,300  UAL Corp. (NON)                                                                            12,013,388
                                                                                                            --------------
                                                                                                                44,277,732

Automotive (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            729,300  Ford Motor Co.                                                                             36,282,675
            222,900  General Motors Corp.                                                                       17,929,519
                                                                                                            --------------
                                                                                                                54,212,194

Banking (6.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,173,126  Bank of America Corp.                                                                      56,823,291
            460,236  Bank One Corp.                                                                             13,720,786
          1,058,100  BB&T Corp.                                                                                 29,759,063
          1,079,700  Charter One Financial, Inc.                                                                20,986,669
            598,600  Chase Manhattan Corp.                                                                      48,149,888
            710,900  Comerica, Inc.                                                                             31,412,894
            148,400  Firstar Corp.                                                                               3,543,792
            943,397  FleetBoston Financial Corp.                                                                29,658,043
            572,800  Mellon Financial Corp.                                                                     19,654,200
            148,300  Morgan (J.P.) & Co., Inc.                                                                  18,213,094
            733,900  National City Corp.                                                                        15,870,588
            623,000  PNC Bank Corp.                                                                             29,904,000
            910,550  Synovus Financial Corp.                                                                    17,300,450
            877,000  U.S. Bancorp                                                                               19,458,438
            601,900  Washington Mutual, Inc.                                                                    15,273,213
            473,300  Wells Fargo Co.                                                                            18,932,000
                                                                                                            --------------
                                                                                                               388,660,409

Beverage (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,300  Anheuser-Busch Cos., Inc.                                                                  11,495,250
            797,300  Fortune Brands, Inc.                                                                       23,121,700
          1,298,400  Pepsi Bottling Group, Inc. (The)                                                           26,860,650
                                                                                                            --------------
                                                                                                                61,477,600

Capital Goods (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            313,100  Eaton Corp.                                                                                22,367,081

Chemicals (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            284,000  Dow Chemical Co.                                                                           33,086,000
            316,948  du Pont (E.I.) de Nemours & Co., Ltd.                                                      18,699,932
            204,800  Eastman Chemical Co.                                                                        8,166,400
            922,500  Engelhard Corp.                                                                            14,702,344
            384,400  Minnesota Mining & Manufacturing Co.                                                       35,989,450
            488,100  Monsanto Co.                                                                               17,236,031
            498,600  PPG Industries, Inc.                                                                       27,454,163
            215,900  Praxair, Inc.                                                                               8,757,444
            347,500  Rohm & Haas Co.                                                                            14,681,875
                                                                                                            --------------
                                                                                                               178,773,639

Commercial and Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            812,800  Service Corp. International                                                                 3,708,400

Computers (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            609,000  Hewlett-Packard Co.                                                                        65,924,250
            539,500  IBM Corp.                                                                                  60,525,156
                                                                                                            --------------
                                                                                                               126,449,406

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            161,500  Tyco International Ltd.                                                                     6,904,125

Consumer Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            551,900  Kimberly-Clark Corp.                                                                       34,183,306

Distribution (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            733,200  SYSCO Corp.                                                                                26,074,425

Electric Utilities (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            661,500  Carolina Power & Light Co.                                                                 21,333,375
            609,100  CiNergy Corp.                                                                              15,151,363
          1,248,600  DPL, Inc.                                                                                  23,957,513
            818,400  Duke Energy Corp.                                                                          47,262,600
          1,089,700  Entergy Corp.                                                                              27,174,394
          1,286,200  OGE Energy Corp.                                                                           26,125,938
            637,900  Pacific Gas & Electric Co.                                                                 13,993,931
             44,700  Reliant Energy, Inc.                                                                        1,019,607
            805,500  Texas Utilities Co.                                                                        28,494,563
                                                                                                            --------------
                                                                                                               204,513,284

Electrical Equipment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            657,400  Emerson Electric Co.                                                                       36,198,088

Electronics (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            313,900  Motorola, Inc.                                                                             42,925,825
            435,200  W W Grainger                                                                               20,862,400
                                                                                                            --------------
                                                                                                                63,788,225

Energy (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            544,400  Baker Hughes, Inc.                                                                         13,405,850
            343,200  Halliburton Co.                                                                            12,355,200
                                                                                                            --------------
                                                                                                                25,761,050

Financial (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            829,300  Associates First Capital Corp.                                                             16,586,000
            300,800  Capital One Financial Corp.                                                                12,332,800
          1,282,025  Citigroup, Inc.                                                                            73,636,311
            948,400  Fannie Mae                                                                                 56,844,725
            136,200  Hartford Life, Inc.                                                                         5,541,638
            672,900  Household International, Inc.                                                              23,719,725
             22,025  PSF Holdings LLC Class A (NON)                                                                220,250
                                                                                                            --------------
                                                                                                               188,881,449

Food (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            804,800  Archer Daniels Midland Co.                                                                  9,456,400
            332,200  General Mills, Inc.                                                                        10,360,488
            511,300  Heinz (H.J.) Co.                                                                           19,013,969
          1,240,000  Nabisco Group Holdings Corp.                                                               10,695,000
          1,138,700  Sara Lee Corp.                                                                             20,994,781
                                                                                                            --------------
                                                                                                                70,520,638

Gaming & Lottery (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,733  Fitzgerald Gaming Corp.                                                                           433

Health Care Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            423,400  Baxter International, Inc.                                                                 27,044,675
            278,700  CIGNA Corp.                                                                                19,996,725
          1,446,600  HEALTHSOUTH Corp. (NON)                                                                     7,956,300
            308,900  Mallinckrodt Inc.                                                                           8,900,181
                                                                                                            --------------
                                                                                                                63,897,881

Household Furniture and Appliances (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            211,200  Whirlpool Corp.                                                                            12,302,400

Insurance (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            230,100  AFLAC Inc.                                                                                  9,994,969
            786,100  Allstate Corp.                                                                             18,227,694
            398,700  American General Corp.                                                                     24,495,131
            409,600  AON Corp.                                                                                  10,598,400
            837,000  Hartford Financial Services Group                                                          31,910,625
             73,600  Lincoln National Corp.                                                                      2,718,600
            707,100  Torchmark Corp.                                                                            17,810,081
            470,200  UnumProvident Corp.                                                                        12,577,850
                                                                                                            --------------
                                                                                                               128,333,350

Investment Banking and Brokerage (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            574,810  Bear Stearns Companies, Inc. (The)                                                         23,710,913
            363,800  Franklin Resources, Inc.                                                                   12,983,113
            216,600  Merrill Lynch & Co., Inc.                                                                  18,790,050
                                                                                                            --------------
                                                                                                                55,484,076

Lodging and Tourism (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            565,700  Marriott International, Inc. Class A                                                       17,572,056
            783,200  Starwood Hotels & Resorts Worldwide, Inc.                                                  18,796,800
                                                                                                            --------------
                                                                                                                36,368,856

Machinery (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            552,400  Dover Corp.                                                                                22,268,625

Manufacturing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            500,100  Illinois Tool Works, Inc.                                                                  29,255,850

Media (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            686,700  Disney (Walt) Productions, Inc.                                                            24,935,794
            502,800  Seagram Co., Ltd.                                                                          29,193,825
                                                                                                            --------------
                                                                                                                54,129,619

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            242,100  Becton, Dickson and Co.                                                                     6,339,994

Metals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            255,800  Alcoa Inc.                                                                                 17,826,063

Natural Gas Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,038,800  Sempra Energy                                                                              19,282,725
            460,700  Williams Cos., Inc.                                                                        17,852,125
                                                                                                            --------------
                                                                                                                37,134,850

Oil & Gas (6.4%)
--------------------------------------------------------------------------------------------------------------------------
            633,700  BP Amoco PLC ADR (United Kingdom)                                                          34,061,375
            506,200  Chevron, Inc.                                                                              42,299,338
            978,500  Conoco, Inc.                                                                               22,811,281
            539,628  Conoco, Inc. Class B                                                                       12,714,985
          1,853,537  Exxon Mobil Corp.                                                                         154,770,305
            980,000  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            53,961,250
            624,500  Tosco Corp.                                                                                16,041,844
            432,174  Total S.A. ADR (France)                                                                    26,902,832
          1,046,800  Union Pacific Resources Group Inc.                                                         11,514,800
                                                                                                            --------------
                                                                                                               375,078,010

Paper & Forest Products (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            843,400  Mead Corp.                                                                                 31,416,650
            842,900  Owens-Illinois, Inc. (NON)                                                                 15,435,606
            162,000  Temple Inland, Inc.                                                                         9,061,875
            723,500  Weyerhaeuser Co.                                                                           41,510,813
                                                                                                            --------------
                                                                                                                97,424,944

Pharmaceuticals (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,262,300  Abbott Laboratories                                                                        41,182,538
          1,001,900  American Home Products Corp.                                                               47,151,919
            685,100  Bristol-Myers Squibb Co.                                                                   45,216,600
            246,000  Merck & Co., Inc.                                                                          19,387,875
            968,270  Pharmacia & Upjohn, Inc.                                                                   45,508,690
            258,900  Schering-Plough Corp.                                                                      11,391,600
                                                                                                            --------------
                                                                                                               209,839,222

Photography and Imaging (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            418,300  Eastman Kodak Co.                                                                          25,882,313
            401,000  Xerox Corp.                                                                                 8,370,875
                                                                                                            --------------
                                                                                                                34,253,188

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            451,800  McGraw-Hill, Inc.                                                                          25,329,038
            193,700  Tribune Co.                                                                                 8,171,719
                                                                                                            --------------
                                                                                                                33,500,757

Railroads (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,112,033  Burlington Northern Santa Fe Corp.                                                         26,758,294
            246,600  CSX Corp.                                                                                   7,213,050
                                                                                                            --------------
                                                                                                                33,971,344

Real Estate (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            712,100  Equity Office Properties Trust                                                             18,203,056
            687,600  Equity Residential Properties Trust (R)                                                    28,535,400
                                                                                                            --------------
                                                                                                                46,738,456

Regional Bells (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,037,600  Bell Atlantic Corp.                                                                        64,266,350
          1,064,400  BellSouth Corp.                                                                            50,093,325
            784,600  GTE Corp.                                                                                  57,520,988
          2,097,600  SBC Communications, Inc.                                                                   90,459,000
                                                                                                            --------------
                                                                                                               262,339,663

Restaurants (--%)
--------------------------------------------------------------------------------------------------------------------------
                100  AmeriKing, Inc. (NON)                                                                           1,000

Retail (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            471,400  Albertsons, Inc.                                                                           14,436,625
            462,500  CVS Corp.                                                                                  16,158,594
            807,400  Federated Department Stores, Inc. (NON)                                                    33,608,025
                 44  Mothers Work, Inc. (NON)                                                                          440
            489,100  Staples, Inc. (NON)                                                                        11,646,694
                                                                                                            --------------
                                                                                                                75,850,378

Software (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            222,900  BMC Software, Inc. (NON)                                                                    8,442,338
            497,500  Computer Associates International, Inc.                                                    34,172,031
                                                                                                            --------------
                                                                                                                42,614,369

Technology Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            398,100  Electronic Data Systems Corp.                                                              26,921,513

Telecommunications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,630,650  American Telephone & Telegraph Co.                                                         86,016,788
              1,095  Intermedia Communications, Inc. (NON)                                                          47,085
            231,300  Sprint Corp.                                                                               14,962,219
                                                                                                            --------------
                                                                                                               101,026,092

Telephone (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            481,530  ALLTEL Corp.                                                                               32,142,128

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,291,607  Shaw Industries, Inc.                                                                      17,517,420

Tobacco (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            800,300  Philip Morris Cos., Inc.                                                                   16,756,281

Toys (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,270,750  Hasbro, Inc.                                                                               19,061,250

Trucks & Parts (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            167,600  Johnson Controls, Inc.                                                                      9,259,900

Waste Management (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,354,000  Waste Management, Inc.                                                                     23,695,000
                                                                                                            --------------
                     Total Common Stocks  (cost $3,471,945,162)                                             $3,507,625,270

CORPORATE BONDS AND NOTES (23.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (--%)
--------------------------------------------------------------------------------------------------------------------------
     $       45,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                      $       47,588
            850,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                           875,500
                                                                                                            --------------
                                                                                                                   923,088

Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  85,000
          1,250,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                       1,050,000
            570,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                527,250
         12,080,000  Boeing Co. deb. 6 5/8s, 2038                                                               10,177,279
          9,640,000  Litton Industries Inc. 144A notes 8s, 2009                                                  9,481,808
         15,720,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                                   15,482,314
          4,225,000  Raytheon Co notes 6.45s, 2002                                                               4,079,280
          6,640,000  Raytheon Co. deb. 6.4s, 2018                                                                5,561,066
          1,610,000  Sequa Corp. sr. notes 9s, 2009                                                              1,513,400
                                                                                                            --------------
                                                                                                                47,957,397

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
            205,000  IMC Global, Inc. notes 7.4s, 2002                                                             201,802
            284,643  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   259,025
                                                                                                            --------------
                                                                                                                   460,827

Airlines (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         16,815,000  Airbus Industries 144A 8.027s, 2020                                                        16,632,053
          9,840,000  Delta Air Lines, Inc. 144A deb. 8.3s, 2029                                                  9,378,209
          1,720,000  Northwest Airlines Inc. company guaranty 8.7s, 2007                                         1,573,043
          1,360,000  Northwest Airlines Inc. company guaranty 8.52s, 2004                                        1,278,400
            720,000  Northwest Airlines Inc. company guaranty 7 7/8s, 2008                                         600,199
          6,409,580  Northwest Airlines Corp. pass-through certificate
                       Ser. 99-1A, 6.81s, 2020                                                                   5,682,413
            660,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            422,400
                                                                                                            --------------
                                                                                                                35,566,717

Automotive (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          6,760,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                     6,183,372
          7,550,000  Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                           6,673,521
          6,000,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                      5,213,160
          1,940,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                      1,743,944
          4,310,000  Ford Motor Co. deb. 7.4s, 2046                                                              4,068,899
         10,375,000  Ford Motor Co. bonds 6 5/8s, 2028                                                           8,818,128
          1,160,000  Ford Motor Credit Corp. notes 6.55s, 2002                                                   1,134,515
            180,000  Hayes Lemmerz International, Inc. company guaranty
                       Ser. B, 8 1/4s, 2008                                                                        159,300
          1,510,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,506,225
          1,260,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                                     1,197,000
            550,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    286,000
                                                                                                            --------------
                                                                                                                36,984,064

Banks (2.2%)
--------------------------------------------------------------------------------------------------------------------------
         11,800,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                   10,379,752
          1,808,000  Bank United Corp. 8 7/8s, 2007                                                              1,667,500
         10,470,000  Bank United Corp. notes Ser. A, 8s, 2009                                                    9,480,790
          8,515,000  Bayerische Hypo-und Vereinsbank 144A bonds 8.741s, 2031                                     8,466,720
          6,105,000  Colonial Bank sub. notes 8s, 2009                                                           5,495,599
          7,700,000  Dresdner Funding Trust I 144A notes 8.151s, 2031                                            7,252,014
         11,366,000  First Union Capital II company guaranty Ser. A, 7.95s, 2029                                10,897,493
          4,795,000  First Union Institute Capital I bonds 8.04s, 2026                                           4,517,801
          2,035,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                          1,972,098
          6,975,000  Imperial Bank sub. notes 8 1/2s, 2009                                                       6,419,093
          8,895,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                          8,317,092
         10,325,000  NB Capital Trust IV company guaranty 8 1/4s, 2027                                          10,058,202
         11,290,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                              10,409,041
            705,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                         656,122
          9,550,000  Providian National Bank sr. notes 6 3/4s, 2002                                              9,290,813
          3,810,000  Sovereign Bancorp Inc. sr. notes 10 1/2s, 2006                                              3,867,150
          9,175,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                              8,885,712
          4,615,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                     4,410,556
          3,780,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              3,508,256
                                                                                                            --------------
                                                                                                               125,951,804

Basic Industrial Products  (--%)
--------------------------------------------------------------------------------------------------------------------------
          2,075,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                    1,888,250
            518,000  Ball Corp. company guaranty 7 3/4s, 2006                                                      494,690
                                                                                                            --------------
                                                                                                                 2,382,940

Broadcasting (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             93,700  AMFM Inc. deb. 12 5/8s, 2006 (PIK)                                                            106,350
             75,800  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                                 85,654
          1,690,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            1,715,350
          2,085,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                                          2,181,431
            625,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                       634,375
            530,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        500,850
            310,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      310,555
            700,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      626,500
                                                                                                            --------------
                                                                                                                 6,161,065

Building and Construction  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            480,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   345,600
            500,000  Building Materials Corp. company guaranty 8s, 2008                                            443,750
          3,320,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 3,004,600
            340,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                 323,850
                                                                                                            --------------
                                                                                                                 4,117,800

Business Equipment and Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         10,319,021  Federal Express Corp. pass-through certificates
                       Ser. 98-1A, 6.72s, 2022                                                                   9,138,422
            610,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               619,150
            649,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               691,185
            711,000  Unicco Service Co. company guaranty Ser. B, 9 7/8s, 2007                                      668,340
                                                                                                            --------------
                                                                                                                11,117,097

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            765,000  Adelphia Communications Corp. sr. notes Ser. B,
                       8 3/8s, 2008                                                                                692,325
          1,110,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                         1,101,675
            310,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           181,350
          6,310,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                               6,530,850
            210,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          201,443
          1,420,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    1,128,900
            390,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            409,500
            363,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 374,816
            650,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                 615,973
          1,020,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                             1,050,600
            355,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                 347,900
            100,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                             112,500
            600,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04) 2009
                       (United Kingdom) (STP)                                                                      360,000
                                                                                                            --------------
                                                                                                                13,107,832

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            595,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                      590,115
            660,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                             660,000
          4,345,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                  4,279,825
          1,920,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                       1,896,000
          4,795,000  Monsanto Co. 144A deb. 6.6s, 2028                                                           4,278,051
          7,330,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                 7,043,397
            640,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                   604,800
                                                                                                            --------------
                                                                                                                19,352,188

Computer Services and Software  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         15,945,000  IBM Corp. deb. 7 1/8s, 2096                                                                14,662,703
            360,000  Verio Inc. sr. notes 11 1/4s, 2008                                                            377,100
                                                                                                            --------------
                                                                                                                15,039,803

Conglomerates (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,175,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                             3,592,925
         11,030,000  TRW, Inc. deb. 7 3/4s, 2029                                                                10,529,900
          7,150,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                       6,659,653
         12,095,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                      11,466,302
                                                                                                            --------------
                                                                                                                32,248,780

Consumer Non Durables (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            825,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 835,313
         10,450,000  Imperial Tobacco Global company guarantee 7 1/8s, 2009                                      9,440,635
            775,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                                   755,013
          5,460,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                 5,316,238
          2,925,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                 2,803,057
          2,800,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                                   2,668,064
            400,000  Revlon Consumer Products sr. notes 9s, 2006                                                   286,000
            550,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               390,500
                                                                                                            --------------
                                                                                                                22,494,820

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            548,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                564,440
          9,190,000  Hertz Corp. sr. notes 6 1/2s, 2006                                                          8,587,596
          4,285,000  Hertz Corp. notes 6 1/4s, 2009                                                              3,812,793
          8,870,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                              7,694,725
                                                                                                            --------------
                                                                                                                20,659,554

Electronics and Electrical Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,415,000  Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                             1,531,200
            820,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                          787,200
            650,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             643,500
            490,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                463,050
            980,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    982,450
                                                                                                            --------------
                                                                                                                 4,407,400

Energy-Related  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         10,345,000  KN Capital Trust III company guaranty 7.63s, 2028                                           8,879,114
          5,550,000  Osprey Trust 144A sec. notes 8.31s, 2003                                                    5,496,387
            850,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            875,500
                                                                                                            --------------
                                                                                                                15,251,001

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         271,532
          1,950,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                   1,842,750
            230,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                     214,790
            730,000  Hollywood Park, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                      708,100
            350,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                    336,875
          5,915,000  International Game Technology 144A sr. notes 8 3/8s, 2009                                   5,486,163
          1,160,000  International Game Technology sr. notes 7 7/8s, 2004                                        1,099,100
          2,910,000  ITT Corp. notes 6 3/4s, 2005                                                                2,548,374
            120,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                      115,800
            910,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                           869,050
            840,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                               828,240
            510,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                          474,300
            530,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                496,875
            240,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       222,000
            260,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                     234,000
         16,185,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                           16,425,509
          1,000,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                             80,000
          5,375,000  Walt Disney Co. med. term notes 5.62s, 2008                                                 4,669,746
                                                                                                            --------------
                                                                                                                36,923,204

Environmental Control  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,900,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              2,494,000
          7,524,000  Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                            5,511,330
          4,560,000  Waste Management, Inc. notes stepped-coupon zero %,
                       (7.7s, 10/1/02) 2002 (STP)                                                                4,414,536
            460,000  Waste Management, Inc. company guaranty 6 7/8s, 2009                                          399,234
          2,250,000  Waste Management, Inc. notes 6 5/8s, 2002                                                   2,129,783
                                                                                                            --------------
                                                                                                                14,948,883

Food and Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          7,490,000  Pepsi Bottling Group Inc. sr. notes Ser. B, 7s, 2029                                        6,707,894

Health Care  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            930,000  Columbia/HCA Healthcare Corp. med. term notes 9s, 2014                                        864,900
             75,000  Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                                      72,375
          1,220,000  Columbia/HCA Healthcare Corp. med. term notes 8.7s, 2010                                    1,122,400
             60,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               52,800
            300,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     241,500
            530,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007 (In default) (NON)                                                              37,100
            280,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008 (In default) (NON)                                                              19,600
            260,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                       (In default) (NON) (STP)                                                                      1,300
          1,280,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                               6,400
          1,405,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  323,150
            450,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         428,625
          1,300,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                          1,244,750
          2,000,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                       1,845,000
          1,825,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   1,738,313
                                                                                                            --------------
                                                                                                                 7,998,213

Insurance and Finance (7.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,660,000  Advanta Corp. notes Ser. C, 7.47s, 2001                                                     2,525,936
            280,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                262,335
          1,890,000  Advanta Corp. notes Ser. C, 6.94s, 2001                                                     1,790,227
            925,000  Advanta Corp. notes Ser. D, 6.925s, 2002                                                      843,008
            920,000  Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                              838,378
          7,810,000  AFLAC Inc. sr. notes 6 1/2s, 2009                                                           7,069,222
          1,500,000  AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                                     1,662,465
         12,745,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                             12,789,990
          3,165,000  Associates Corp. deb. 6.95s, 2018                                                           2,872,902
          3,500,000  Associates First Capital Corp. sub. deb. 8.15s, 2009                                        3,577,770
          9,690,000  Bear Stearns & Co., Inc. sr. unsecd. notes 7 5/8s, 2009                                     9,423,816
          8,580,000  Bombardier Capital, Inc. 144A notes 7.3s, 2002                                              8,502,780
          7,810,000  Capital One Financial Corp. notes 7 1/4s, 2006                                              7,305,624
            795,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                762,373
         11,255,000  Citicorp sub. notes 6 3/8s, 2008                                                           10,245,764
            340,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         304,243
          1,900,000  Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                        1,960,477
         10,235,000  Conseco Financing Trust II company guaranty 8.7s, 2026                                      9,006,288
         10,225,000  Conseco Inc. notes 8 1/2s, 2002                                                            10,255,164
          4,970,000  Conseco Inc. med-term notes 6 1/2s, 2002                                                    4,667,128
            870,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    87,000
          1,060,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    95,400
          6,615,000  Countrywide Home Loan Corp. company guaranty
                       6.935s, 2007                                                                              6,282,067
          9,765,000  Countrywide Home Loan Corp. company guaranty
                       med. term notes 6 1/4s, 2009                                                              8,699,346
          6,700,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                   6,664,691
          4,110,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                      3,947,614
          8,550,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                              8,532,644
          5,655,000  Finova Capital Corp. notes 7.4s, 2007                                                       5,492,362
          6,250,000  Finova Capital Corp. notes 6 1/4s, 2002                                                     6,014,000
          9,225,000  Finova Capital Corp. med-term notes 6.11s, 2003                                             8,802,126
          6,045,000  First Citizens Bank Capital Trust I company guaranty
                       8.05s, 2028                                                                               5,259,150
          2,605,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                       2,443,308
          7,120,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                6,844,314
         10,000,000  Ford Motor Credit Corp. notes 7 3/8s, 2009                                                  9,664,600
          7,845,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                6,817,070
            970,000  Fremont General Corp. sr. notes Ser. B, 7.7s, 2004                                            834,510
          9,620,000  Goldman Sachs Group, Inc. (The) notes Ser. B, 7.35s, 2009                                   9,239,240
          7,825,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      6,962,842
          2,625,000  Hartford Life, Inc. deb. 7.65s, 2027                                                        2,539,268
         12,510,000  Heller Financial Inc. 144A notes 7 3/8s, 2009                                              11,962,562
          9,380,000  Household Finance Corp. notes 6 1/2s, 2008                                                  8,591,048
          1,265,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                             1,105,521
          6,000,000  Lehman Brothers Holdings, Inc. notes 6 5/8s, 2004                                           5,739,240
         11,410,000  Lehman Brothers Holdings, Inc. notes 6 1/4s, 2003                                          10,882,516
          6,905,000  Liberty Mutual Insurance 144A notes 7.697s, 2097                                            5,811,593
          4,625,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                 3,924,544
         13,600,000  Merey Sweeney L.P. 144A sr. notes 8.85s, 2019                                              13,655,760
          5,100,000  Merrill Lynch & Co., Inc. med. term notes 6.13s, 2003                                       4,904,058
          4,205,000  Money Store, Inc. notes 8.05s, 2002                                                         4,253,400
          6,235,000  Newcourt Credit Group Inc. company guaranty Ser. A,
                       7 1/8s, 2003                                                                              6,135,427
         13,395,000  Newcourt Credit Group Inc. company guaranty 6 7/8s, 2005                                   12,926,711
          3,240,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                      2,814,944
          2,095,000  Orange Cogen Funding 144A company guaranty
                       8.175s, 2022                                                                              1,987,946
          8,985,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                    8,367,281
          5,185,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                              4,744,275
          9,580,000  Principal Financial Group 144A notes 7.95s, 2004                                            9,530,184
         15,700,000  Provident Companies, Inc. bonds 7.405s, 2038                                               13,312,658
            580,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                616,250
          1,350,000  RBF Finance Co. company guaranty 11s, 2006                                                  1,437,750
          5,195,000  Safeco Capital Trust I company guaranty 8.072s, 2037                                        4,607,446
          8,225,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                        8,047,505
          3,627,192  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                3,466,617
          9,515,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                           7,571,942
          4,730,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                            4,225,546
         19,695,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                         17,597,089
          2,195,000  State Street Institution 144A company guaranty 7.94s, 2026                                  2,081,343
         12,445,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                            11,551,449
          8,015,000  TIG Capital Trust I 144A bonds 8.597s, 2027                                                 7,224,801
          3,655,000  TIG Holdings, Inc. notes 8 1/8s, 2005                                                       3,360,188
          5,345,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                       4,224,367
          1,035,000  Wilmington Trust Corp. sub. notes 6 5/8s, 2008                                                923,044
                                                                                                            --------------
                                                                                                               409,472,447

Lodging (--%)
--------------------------------------------------------------------------------------------------------------------------
            940,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               893,000
            390,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                  359,342
                                                                                                            --------------
                                                                                                                 1,252,342

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
            265,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    228,563
            480,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  360,000
                                                                                                            --------------
                                                                                                                   588,563

Metals and Mining  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       1,475,625
          6,485,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                5,836,500
            120,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007 (PIK)                                     87,600
            440,000  California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                                    414,700
            620,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          318,525
            760,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        342,000
          2,015,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                         2,060,338
            450,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     461,250
                                                                                                            --------------
                                                                                                                10,996,538

Oil and Gas (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,715,000  Alliance Pipeline L.P. 144A sr. notes 7.77s, 2015 (Canada)                                  5,458,397
         11,860,000  Amerada Hess Corp. bonds 7 7/8s, 2029                                                      11,594,929
          1,000,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                                  1,002,500
          9,860,000  Coastal Corp. bonds 6.95s, 2028                                                             8,627,697
          3,509,376  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s,
                       2019 (Canada)                                                                             2,900,745
            460,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   437,359
          3,210,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                  3,073,575
          2,430,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                  2,502,900
         11,195,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                               10,005,979
          5,790,000  Maritimes & Northeast Pipeline 144A notes 7.7s, 2019                                        5,580,981
          9,915,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                  8,931,333
            630,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      601,650
            490,000  Parker and Parsley Inc. sr. notes 8 1/4s, 2007                                                454,553
          1,105,000  Petro Geo-Services ADR notes 7 1/2s, 2007 (Norway)                                          1,068,060
          9,595,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                          8,398,504
         12,000,000  Petro-Canada deb. 9 1/4s, 2021 (Canada)                                                    13,406,160
          3,690,000  Port Arthur Finance Corp. 144A sec. notes 12 1/2s, 2009                                     3,505,500
          2,000,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                       1,970,000
          1,365,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                                   1,337,700
          6,175,000  Sonat, Inc. notes 7 5/8s, 2011                                                              6,020,131
         12,425,000  Union Oil Company of California company guaranty
                       7 1/2s, 2029                                                                             11,631,167
          3,470,000  Yosemite Sec Trust I 144A bonds 8 1/4s, 2004                                                3,409,796
                                                                                                            --------------
                                                                                                               111,919,616

Packaging and Containers (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               995,000

Paper and Forest Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,880,000  Abitibi-Consolidated Inc. deb. 8 1/2s, 2029                                                 5,741,761
             60,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          56,287
          6,450,000  Georgia Pacific Corp. bonds 7 3/4s, 2029                                                    6,214,898
          1,150,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                   1,099,653
            430,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                            432,150
          2,455,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                             2,381,350
                                                                                                            --------------
                                                                                                                15,926,099

Pharmaceuticals and Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,040,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         993,200
          1,900,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                       1,757,500
                                                                                                            --------------
                                                                                                                 2,750,700

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            910,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                828,100
         14,935,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                              13,814,576
            335,000  News America Holdings, Inc. deb. 7.7s, 2025                                                   315,627
                                                                                                            --------------
                                                                                                                14,958,303

Real Estate (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,230,000  EOP Operating L.P. notes 6.8s, 2009                                                         7,473,992
          2,630,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                   2,401,190
          3,375,000  EOP Operating L.P. notes 6 3/8s, 2002                                                       3,280,466
                                                                                                            --------------
                                                                                                                13,155,648

REITs (Real Estate Investment Trusts) (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,920,000  Avalon Properties, Inc. notes 6 7/8s, 2007                                                  4,532,402
          4,670,000  Avalon Properties, Inc. notes 6 5/8s, 2005                                                  4,399,654
          2,320,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                                          1,791,504
          5,470,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2002                                          4,948,436
          2,235,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                  2,208,448
          2,575,000  Tanger Properties Ltd. company guaranty 7 7/8s, 2004                                        2,350,795
                                                                                                            --------------
                                                                                                                20,231,239

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          7,400,000  Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                       6,854,620

Retail (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         13,690,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                   14,008,156
          7,480,000  K mart Corp. notes 8 3/8s, 2004                                                             7,385,378
            320,000  K mart Corp. notes 8 1/8s, 2006                                                               315,354
            680,000  K mart Corp. deb. 7.95s, 2023                                                                 593,803
            310,000  K mart Corp. med. term notes 7.55s, 2004                                                      287,813
            255,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    191,250
          6,726,000  Saks, Inc. company guaranty 8 1/4s, 2008                                                    6,451,579
                                                                                                            --------------
                                                                                                                29,233,333

Satellite Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,900,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              2,145,000
         17,405,000  TCI Communications Inc. deb. 8 3/4s, 2015                                                  19,103,728
          4,570,000  TCI Communications Inc. sr. notes 7 1/8s, 2028                                              4,180,682
                                                                                                            --------------
                                                                                                                25,429,410

Shipping (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                      1,228,200
            600,000  Pegasus Shipping 144A 11 7/8s, 2004 (In default) (NON)                                        216,000
                                                                                                            --------------
                                                                                                                 1,444,200

Supermarkets  (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,850,000  Southland Corp. sr. sub. deb. 5s, 2003                                                      1,586,375
            695,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     568,163
                                                                                                            --------------
                                                                                                                 2,154,538

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            920,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                867,100
          7,265,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                               6,908,942
            840,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     764,400
            910,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                445,900
          1,200,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                615,000
            440,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                         343,200
             70,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                       69,300
          1,330,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                     1,369,900
            140,000  Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                           144,900
            890,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               809,900
          3,670,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                3,550,725
          4,465,000  Global Crossing Holdings Ltd. 144A sr. notes 9 1/2s, 2009                                   4,275,238
            750,000  GST Telecommunications, Inc. company guaranty stepped-
                       coupon zero % (13 7/8s, 15/15/00), 2005 (STP)                                               585,000
          2,680,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                             2,847,500
          1,565,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                      1,185,488
            610,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      457,500
          1,290,000  McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                      1,167,450
            690,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          614,100
          1,250,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                             1,375,000
          7,963,000  NEXTEL Communications, Inc. 144A sr. notes 9 3/8s, 2009                                     7,644,480
          1,335,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                    1,415,100
          1,200,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                               816,000
          2,555,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              2,561,388
          1,000,000  Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009                               1,030,000
          1,110,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         892,829
            190,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                172,900
            280,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         14,000
          8,955,000  Williams Communications Group Inc. sr. notes 10 7/8s, 2009                                  9,223,650
                                                                                                            --------------
                                                                                                                52,166,890

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008
                       (In default) (NON)                                                                           65,000
          4,100,000  U S West, Inc. notes 5 5/8s, 2008                                                           3,499,883
            686,000  Viatel, Inc. 144A sr. notes 11 1/2s, 2009                                                     655,130
                                                                                                            --------------
                                                                                                                 4,220,013

Textiles (--%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                315,400
            670,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              221,100
                                                                                                            --------------
                                                                                                                   536,500

Transportation (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,970,075  Atlas Air, Inc. pass-through certificates Ser. 991A, 7.2s, 2019                             7,976,639
          1,905,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                             1,777,384
            220,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                 202,675
          2,048,783  Continental Airlines, Inc. pass-through certificates Ser. 97CI,
                       7.42s, 2007                                                                               1,985,844
          2,758,389  Continental Airlines, Inc. pass-through certificates
                       Ser. 974C, 6.8s, 2009                                                                     2,585,962
          6,373,613  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2009                                                                   5,978,130
         11,885,000  Continental Airlines, Inc. pass-through certificates
                       Ser. 98-2, 6.32s, 2008                                                                   10,629,112
         16,050,000  CSX Corp. deb. 7.95s, 2027                                                                 15,923,205
            430,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                       2003 (Greece)                                                                               395,600
            270,000  Johnstown America Industries, Inc. sr. sub. notes
                       11 3/4s, 2005                                                                               273,375
         13,470,000  United Air Lines Corp. deb. 9 3/4s, 2021                                                   14,794,370
            575,000  US Air Inc. pass-through certificates Ser. 93-A2,
                        9 5/8s, 2003                                                                               557,031
                                                                                                            --------------
                                                                                                                63,079,327

Utilities (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,840,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                           3,617,280
          1,300,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,291,238
            500,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          476,801
          1,900,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                        1,786,000
          6,405,000  CILCORP, Inc. sr. notes 8.7s, 2009                                                          6,353,504
            980,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                      884,411
          2,200,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                     2,160,070
          4,695,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         4,330,527
            100,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                                93,000
          1,675,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                                     1,575,438
          5,030,000  GTE Corp. deb. 6.46s, 2008                                                                  4,648,877
            906,623  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          931,347
            255,000  Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                                           272,396
          3,330,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   3,283,846
            889,820  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          884,704
          2,424,026  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        2,409,288
          4,523,000  Public Service Co. of New Mexico deb. 10 1/4s, 2012                                         4,709,664
          1,640,000  Public Service Co. of New Mexico sr. notes Ser. B,
                       7 1/2s, 2018                                                                              1,525,134
            710,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                                 677,858
          6,825,000  Southern Energy 144A sr. notes 7.9s, 2009                                                   6,572,270
          3,925,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                     3,978,145
          6,455,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                      6,197,639
         11,435,000  TXU Electrical Capital company guaranty 8.175s, 2037                                       10,606,306
                                                                                                            --------------
                                                                                                                69,265,743
                                                                                                            --------------
                     Total Corporate Bonds and Notes  (cost $1,429,954,006)                                 $1,337,393,440

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (11.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Association
                       pass-through certificates
     $    1,244,784    8 3/4s, with due dates from May 1, 2009 to June 1, 2009                              $    1,273,178
          4,431,545    7s, July 1, 2012                                                                          4,326,295
         19,688,473    5 1/2s, with due dates from March 1, 2011 to July 1, 2011                                17,974,632
                     Federal Home Loan Mortgage Corporation
         13,350,000    6 7/8s, January 15, 2005                                                                 13,166,438
          3,127,000    6 1/2s,TBA, February 15, 2029                                                             2,904,201
         41,685,000    6s, TBA, February 15, 2029                                                               37,536,092
                     Federal National Mortgage Association
          3,127,000    6 1/2s, TBA, February 15, 2029                                                            2,902,263
                     Federal National Mortgage Association
                       pass-through certificates
            115,561    11s, with due dates from October 1, 2015 to March 1, 2016                                   125,961
             74,176    8 3/4s, July 1, 2009                                                                         75,612
         19,109,658    8s, with due dates from November 1, 2024 to
                       November 1, 2029                                                                         19,061,883
         38,252,459    7 1/2s, with due dates from November 25, 2023 to
                       November 1, 2029                                                                         37,627,811
         32,050,314    7 1/2s, Interest Only (IO), November 25, 2023                                            10,010,093
         50,632,477    7s, with due dates from April 1, 2009 to January 1, 2030                                 48,354,470
         13,104,000    6 5/8s, September 15, 2009                                                               12,459,021
        116,248,513    6 1/2s, with due dates from July 1, 2010 to
                       November 1, 2029                                                                        111,066,046
          9,800,000    6s, May 1, 2029                                                                           8,816,864
          1,070,863    5 1/2s, August 15, 2014                                                                     976,488
          7,083,000    5 1/8s, February 13, 2004                                                                 6,569,483
                     Government National Mortgage Association
                       pass-through certificates
                725    15s, September 15, 2011                                                                         851
         10,182,447    8 1/2s, with due dates from October 15, 2017 to
                       November 15, 2017                                                                        10,410,037
         65,759,450    8s, with due dates from August 15, 2024 to
                       December 15, 2027                                                                        65,615,437
             18,193    7 1/2s, September 15, 2005                                                                   17,891
         73,440,924    7s, with due dates from January 15, 2023 to
                       December 15, 2028                                                                        70,183,543
         44,015,724    6 1/2s, with due dates from March 15, 2002 to
                       June 15, 2029                                                                            40,680,649
                                                                                                            --------------
                                                                                                               522,135,239

U.S. Treasury Obligations (2.6%)
--------------------------------------------------------------------------------------------------------------------------
         14,590,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                                13,887,783
                     U.S. Treasury Notes
        121,860,000    6 1/8s, December 31, 2001                                                               120,698,674
         19,680,000    5 7/8s, November 30, 2001 (SEG)                                                          19,418,650
                                                                                                            --------------
                                                                                                               154,005,107
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $693,899,698)                                                                  $  676,140,346

COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,651,898  Chase Manhattan Bank-First Union National Ser. 99-1,
                       Class A1, 7.134s, 2007                                                               $    1,613,246
                     Commercial Mortgage Asset Trust
          4,148,000    Ser. 99-C1, Class A4, 6.975s, 2013                                                        3,812,271
        107,261,050    144A Ser. 99-C1, Class X, IO, 1.157s, 2020                                                6,624,208
                     Commercial Mortgage Acceptance Corp.
          1,325,000    Ser. 97-ML1, Class A3, 6.57s, 2007                                                        1,229,559
          2,804,000    Ser. 98-C2, Class A2, 6.03s, 2008                                                         2,508,266
          4,920,000  Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                                     4,508,719
          6,795,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                    5,918,921
                     Criimi Mae Commercial Mortgage Trust
         16,065,000    Ser. 98-C1, Class A2, 7s, 2011                                                           13,512,171
          5,400,000    Ser. 98-C1, Class B, 7s, 2011                                                             4,060,125
                     CS First Boston Mortgage Securities Corp.
          4,945,000    Ser. 99-C1, Class E, 8.182s, 2009                                                         4,790,469
          1,550,000    Ser. 99-C1, Class F, 8.182s, 2009                                                         1,418,250
                     DLJ Commercial Mortgage Corp.
          4,053,000    Ser. 99-CG3, Class A1B, 7.34s, 2009                                                       3,922,544
          6,276,802    Ser. 99-CG3, Class A1A, 7.12s, 2008                                                       6,140,478
          4,630,235    Ser. 98-CG1, Class A1A, 6.11s, 2007                                                       4,369,423
                     Fannie Mae
             45,165    Ser. 92-184, Class J, IO, 11.46s, 2022                                                    1,824,669
             32,788    Ser. 92-181, Class PJ, IO, 10.075s, 2022                                                  1,144,307
         17,086,473    Ser. 99-51, Class S, IO, 3.219s, 2029                                                     1,238,769
          7,704,704    Ser. 00-4, Class SX, 7.22s, August 25, 2023                                               6,548,999
                     Fannie Mae Strip
            426,257    Ser. 302, Class 2, IO, 6s, 2029                                                             139,333
          5,607,992    Ser. 304, Class 2, IO, 6s, 2028                                                           1,633,328
            966,286    Ser. 301, Class 1, Principal Only (PO), zero %, 2029                                        579,772
                     Freddie Mac
          1,883,565    Ser. 2113, Class ZM, 6 1/2s, 2028                                                         1,695,209
          1,226,944  Freddie Mac Strip, Ser. 176, PO, zero %, 2026                                                 781,985
          5,000,000  GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                       6 3/4s, 2028                                                                              4,502,100
                     General Growth Properties-Homart
          1,520,000    Ser. 99-C1, Class F, 8.14s, 2003                                                          1,520,000
          1,325,000    Ser. 99-C1, Class G, 8.39s, 2003                                                          1,325,000
          6,621,000  General Growth Properties-Ivanhoe Ser. 1999, Class F,
                       8.39s, 2004                                                                               6,621,000
                     GS Mortgage Securities Corp. II
          2,940,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                       2,609,020
          2,066,283    Ser. 98-GLII, Class A1, 6.312s, 2031                                                      1,969,830
                     Housing Securities Inc.
            418,055    Ser. 91-B, Class B6, 9s, 2006                                                               415,964
          1,151,398    Ser. 93-F, Class F9M2, 7s, 2023                                                           1,070,440
            187,273    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                          155,961
                     LB Commercial Conduit Mortgage Trust Ser.
          3,495,000    Ser. 99-C2, Class B, 7.425s, 2009                                                         3,379,501
          4,198,837    Ser. 99-C2, Class A1, 7.105s, 2008                                                        4,101,083
          3,723,000    Ser. 99-C1, Class A2, 6.78s, 2009                                                         3,485,659
                     Merrill Lynch Mortgage Investors, Inc.
          3,465,000    Ser. 96-C2, Class E, 6.96s, 2028                                                          2,869,453
          4,659,177    Ser. 98-C2, Class A1, 6.22s, 2030                                                         4,458,978
         53,175,938    Ser. 98-C2, Class IO, 1.076s, 2030                                                        3,697,389
                     Morgan Stanley Capital I
          4,260,000    Ser. 98-XL1, Class A3, 6.48s, 2030                                                        3,927,853
            275,772    Ser. 98-WF1, Class A1, 6 1/4s, 2007                                                         263,793
          3,000,000    Ser. 96-WF1, Class A2, 7.218s, 2006                                                       2,960,625
          2,405,112    Ser. 98-HF1, Class A1, 6.19s, 2007                                                        2,291,997
          6,330,000    Ser. 99-CAM1, Class A3, 6.92s, 2008                                                       6,055,041
                     Mortgage Capital Funding, Inc.
          2,083,259    Ser. 97-MC2, Class A1, 6.53s, 2007                                                        2,003,834
         27,576,266    Ser. 97-MC2, Class X, IO, 0.817s, 2012                                                    1,839,854
          5,296,927    Ser. 98-MC1, Class A1, 6.417s, 2007                                                       5,063,738
          2,024,364  Prudential Home Mortgage Securities Ser. 92-25,
                       Class B3, 8s, 2022                                                                        1,909,228
                     Prudential Home Mortgage Securities 144A
            271,133    Ser. 94-31, Class B3, 8s, 2009                                                              260,373
          1,133,057    Ser. 95-D, Class 5B, 7.54s, 2024                                                          1,006,650
          5,768,800  Residential Asset Securitization Trust Ser. 98-A12,
                       Class A14, 8s, 2028                                                                       5,741,759
          3,725,000  Residential Funding Mortgage Sec. I Ser. 98-S13,
                       Class A21, 6 3/4s, 2028                                                                   3,395,896
                     Ryland Mortgage Securities Corp.
          1,775,075    Ser. 94-7C, Class B1, 7.359s, 2025                                                        1,685,766
          1,253,766    Ser. 94-7C, Class B2, 7.359s, 2025                                                        1,187,552
            641,546  Sears Mortgage Securities Ser. 93-7, Class T7, 7s, 2007                                       636,606
                     Structured Asset Security Corp.
         24,624,811    Ser. 98-RF3, IO, 3.152s, 2028                                                             4,966,499
          5,203,331    Ser. 98-RF2, 8.58s, 2028                                                                  5,260,242
         17,307,480  TIAA Retail Commercial Mortgage Trust Ser. 99-1,
                       ClassA, 7.17s, 2008                                                                      16,807,186
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $197,054,586)                                                                  $  189,460,891

PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              5,857  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       81,999
             27,755  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           645,304
              9,400  Centaur Funding Corp. 144A 9.08% cum. pfd.
                       (Cayman Islands)                                                                          9,756,072
             16,637  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 449,199
              6,155  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                           332,370
              3,406  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            368,700
                265  Fresenius Medical Capital Trust I Ser. D, 9.00% company
                       guaranty, pfd. (Germany)                                                                    257,050
              2,245  Fresenius Medical Capital Trust II 7.875% company
                       guaranty, pfd. (Germany)                                                                  2,031,725
                 95  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            978,500
              6,775  Webster Financial 7.375% pfd.                                                               6,537,875
                                                                                                            --------------
                     Total Preferred Stocks  (cost $21,496,424)                                             $   21,438,794

ASSET-BACKED SECURITIES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,960,000  Chase Credit Card Master Trust Ser. 96-4, Class A,
                       5.911s, 2006                                                                         $    1,955,100
          4,801,090  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                 3,600,817
          5,700,000  Greenpoint Manufactured Housing Ser. 99-5, Class B,
                       9.9s, 2029                                                                                5,309,906
          4,947,118  Green Tree Recreational Equipment & Cons. Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                     4,872,525
          4,239,372  Green Tree Recreational Equipment & Cons. Ser. 98-A,
                       Class A1C, 6.18s, 2019                                                                    4,130,241
         39,290,000  Lehman Manufactured Housing Ser. 98-1,
                       Class 1, IO, 0.82s, 2028                                                                  1,322,784
                                                                                                            --------------
                     Total Asset-Backed Securities  (cost $23,200,773)                                      $   21,191,373

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,605,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008 (Canada)                                 $    1,397,153
         16,135,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009 (Canada)                                      14,079,562
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $17,569,986)                                                                   $   15,476,715

MUNICIPAL BOND (0.1%) (a) (cost $7,374,195)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    7,380,000  Mashantucket Pequot Tribe 144A bonds Ser. A, Financial
                       Security Assurance (FSA), 6.57s, 2013                                                $    6,426,504

CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $392,658)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $500,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                           $      387,500

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
             16,000  CGA Group Ltd. 144A                                                        2/11/07     $          160
                685  Club Regina, Inc. 144A                                                     12/1/04                685
                205  Esat Holdings, Inc. (Ireland)                                              2/1/07              46,125
                130  Long Distance International, Inc. 144A                                     4/13/08                260
                180  McCaw International Ltd.                                                   4/15/07                810
                960  Powertel, Inc.                                                             2/1/06               4,320
                280  Telehub Communications Corp.                                               7/31/05                140
                625  UIH Australia/Pacific, Inc. 144A                                           5/15/06             18,750
                270  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08            114,750
                                                                                                            --------------
                     Total Warrants  (cost $104,042)                                                        $      186,000

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $83,750)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,675  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                            $       51,925

SHORT-TERM INVESTMENTS (1.3%) (a) (cost $76,292,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $76,292,000  Interest in $650,000,000 joint tri-party repurchase agreement dated January 31, 2000 with Goldman
                       Sachs & Co. due February 1, 2000 with respect
                       to various U.S. Treasury obligations -- maturity value
                       of $76,304,080 for an effective yield of 5.70%                                       $   76,292,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,939,367,280) (b)                                            $5,852,070,758
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,817,689,171.

  (b) The aggregate identified cost on a tax basis is $5,943,309,145, resulting in gross unrealized appreciation and depreciation of $433,167,203 and $524,405,590, respectively, or net unrealized depreciation of $91,238,387.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts January 31, 2000.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the  Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).


-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2000
                                      Aggregate Face    Expiration  Unrealized
                         Total Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
US Treasury 20 year
Bonds (short)            $9,775,188   $ 9,739,184         Mar-00    $ (36,004)
-------------------------------------------------------------------------------
TBA Sales Commitments at January 31, 2000
(proceeds received $40,320,866)
                                            Principal   Settlement     Market
Description                                  Amount        Date        Value
-------------------------------------------------------------------------------
FNMA, 7 1/2s, February 2030               $38,252,460     2/24/00   $37,332,106
FNMA, 6 1/2s, February 2030                 3,127,000     2/24/00     2,902,262
-------------------------------------------------------------------------------
                                                                    $40,234,368
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,939,367,280) (Note 1)                                        $5,852,070,758
-----------------------------------------------------------------------------------------------
Cash                                                                                    124,079
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,740)                                                            1,549
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            42,858,014
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                8,012,936
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      223,416,151
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          76,188
-----------------------------------------------------------------------------------------------
Total assets                                                                      6,126,559,675

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    14,518
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    237,803,204
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           20,147,854
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          7,470,856
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              797,638
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            57,528
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,656
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,142,701
-----------------------------------------------------------------------------------------------
TBA sale commitments at value (proceeds received $40,320,866)                        40,234,368
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  199,181
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   308,870,504
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,817,689,171

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,971,430,832
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          5,798,872
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gains on investments and foreign
currency transactions (Note 1)                                                      (72,292,750)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (87,247,783)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,817,689,171

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,420,342,780 divided by 214,932,029 shares)                                           $15.91
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.91)*                                  $16.88
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,397,395,672 divided by 88,657,076 shares)**                                          $15.76
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($13,660,765 divided by 860,909 shares)**                                                $15.87
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($253,974,760 divided by 16,109,288 shares)                                              $15.77
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.77)*                                  $16.34
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($732,315,194 divided by 45,916,987 shares)                                              $15.95
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                          $  88,733,002
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $175,280)                                           42,444,576
-----------------------------------------------------------------------------------------------
Total investment income                                                             131,177,578

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     15,171,597
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,945,357
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        44,818
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,490
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 4,659,379
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 7,860,975
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    40,818
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,058,591
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  69,262
-----------------------------------------------------------------------------------------------
Registration fees                                                                        20,501
-----------------------------------------------------------------------------------------------
Auditing                                                                                 48,195
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,888
-----------------------------------------------------------------------------------------------
Postage                                                                                 310,853
-----------------------------------------------------------------------------------------------
Other                                                                                   295,081
-----------------------------------------------------------------------------------------------
Total expenses                                                                       34,549,805
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (896,398)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         33,653,407
-----------------------------------------------------------------------------------------------
Net investment income                                                                97,524,171
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (77,469,081)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1)                                       (763,096)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              32,947
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                   (143,287)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
and TBA sale commitments during the period                                         (419,321,443)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (497,663,960)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(400,139,789)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   97,524,171  $  175,875,061
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                               (78,199,230)    450,083,884
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                       (419,464,730)   (152,022,435)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                    (400,139,789)    473,936,510
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (63,142,139)   (109,146,841)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (20,790,100)    (33,139,561)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (93,366)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (4,087,179)     (7,053,301)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (13,584,999)    (17,057,113)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (255,471,738)   (235,789,968)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (108,925,775)    (93,908,591)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (691,649)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (19,525,964)    (19,043,436)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (54,139,426)    (31,362,904)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   141,049,265   1,248,141,716
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (799,542,859)  1,175,576,511

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               6,617,232,030   5,441,655,519
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $5,798,872 and $9,972,484, respectively)                               $5,817,689,171  $6,617,232,030
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.49           $18.82           $18.95           $15.82           $14.90           $13.52
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .28(c)           .57(c)           .60              .60(c)           .63              .63
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.33)             .90             1.08             4.11             1.50             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.05)            1.47             1.68             4.71             2.13             2.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.30)            (.55)            (.60)            (.67)            (.58)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.23)           (1.25)           (1.21)            (.91)            (.63)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.53)           (1.80)           (1.81)           (1.58)           (1.21)            (.88)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.91           $18.49           $18.82           $18.95           $15.82           $14.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (6.07)*           8.33             9.53            31.52            14.75            17.73
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,420,343       $3,937,264       $3,387,620       $2,607,562       $1,515,260       $1,036,674
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .93             1.00             1.06              .95              .91
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.63*            3.10             3.11             3.51             4.07             4.58
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             73.20*          127.68           126.19           134.80           119.44           102.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                      Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.33           $18.67           $18.82           $15.74           $14.83           $13.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .21(c)           .43(c)           .46              .46(c)           .51              .52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.32)             .90             1.07             4.08             1.50             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.11)            1.33             1.53             4.54             2.01             2.15
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.42)            (.47)            (.55)            (.47)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.23)           (1.25)           (1.21)            (.91)            (.63)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.46)           (1.67)           (1.68)           (1.46)           (1.10)            (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.76           $18.33           $18.67           $18.82           $15.74           $14.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (6.43)*           7.55             8.72            30.46            13.97            16.87
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,397,396       $1,641,515       $1,305,897         $888,666         $435,278         $224,166
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .83*            1.68             1.75             1.81             1.71             1.66
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.26*            2.35             2.37             2.74             3.31             3.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             73.20*          127.68           126.19           134.80           119.44           102.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS  C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           January 31    July. 26, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $18.49           $18.76
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .21(c)            --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                             (1.32)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  (1.11)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.28)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (1.23)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.51)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $15.87           $18.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 (6.39)*          (1.44)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $13,661             $565
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .83*             .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               1.28*            (.03)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 73.20*          127.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                       January 31                                                                         Dec. 1, 1994+
operating performance           (Unaudited)                             Year ended July 31                          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.33           $18.67           $18.82           $15.74           $14.84           $12.77
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .24(c)           .47(c)           .51              .53(c)           .55              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.32)             .90             1.06             4.06             1.50             2.03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.08)            1.37             1.57             4.59             2.05             2.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.25)            (.46)            (.51)            (.60)            (.52)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.23)           (1.25)           (1.21)            (.91)            (.63)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.48)           (1.71)           (1.72)           (1.51)           (1.15)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.77           $18.33           $18.67           $18.82           $15.74           $14.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (6.25)*           7.80             8.98            30.83            14.26            18.52*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $253,975         $293,336         $276,962         $187,475          $49,541           $8,164
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .71*            1.43             1.50             1.56             1.50              .93*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.38*            2.61             2.62             3.05             3.50             2.53*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             73.20*          127.68           126.19           134.80           119.44           102.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.53           $18.85           $18.98           $15.85           $14.92           $13.54
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .30(c)           .62(c)           .64              .64(c)          .68              .66
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.33)             .91             1.09             4.11             1.50             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.03)            1.53             1.73             4.75             2.18             2.29
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.32)            (.60)            (.65)            (.71)            (.62)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.23)           (1.25)           (1.21)            (.91)            (.63)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.55)           (1.85)           (1.86)           (1.62)           (1.25)            (.91)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.95           $18.53           $18.85           $18.98           $15.85           $14.92
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (5.93)*           8.63             9.79            31.78            15.09            18.00
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $732,315         $744,552         $471,176         $356,251         $207,508         $153,597
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .33*             .68              .75              .81              .70              .66
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.76*            3.33             3.37             3.74             4.33             4.78
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             73.20*          127.68           126.19           134.80           119.44           102.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

The George Putnam Fund of Boston (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $896,398 under expense offset arrangements with PFTC and broker service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,524 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $677,941 and $17,281 from the sale of class A and class M shares, respectively and $1,717,852 and $6,450 in contingent deferred sales charges from redemptions of class B shares and class C, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $50,052 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,296,513,102 and $1,666,660,888, respectively. Purchases and sales of U.S. government obligations aggregated $3,188,406,946 and $3,025,567,742, respectively.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     27,002,749      $ 463,485,917
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,764,442        297,950,375
-----------------------------------------------------------------------------
                                                44,767,191        761,436,292

Shares
repurchased                                    (42,799,444)      (727,351,279)
-----------------------------------------------------------------------------
Net increase                                     1,967,747      $  34,085,013
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     71,350,723    $ 1,305,654,213
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,951,127        321,277,356
-----------------------------------------------------------------------------
                                                89,301,850      1,626,931,569

Shares
repurchased                                    (56,386,152)    (1,037,171,935)
-----------------------------------------------------------------------------
Net increase                                    32,915,698    $   589,759,634
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,563,366      $ 164,701,146
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,377,147        122,491,588
-----------------------------------------------------------------------------
                                                16,940,513        287,192,734

Shares
repurchased                                    (17,861,346)      (298,757,771)
-----------------------------------------------------------------------------
Net decrease                                      (920,833)     $ (11,565,037)
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,951,628      $ 598,596,843
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,725,747        119,388,554
-----------------------------------------------------------------------------
                                                39,677,375        717,985,397

Shares
repurchased                                    (20,061,741)      (363,849,605)
-----------------------------------------------------------------------------
Net increase                                    19,615,634      $ 354,135,792
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Shares
-----------------------------------------------------------------------------
Shares sold                                        885,312       $ 15,267,853
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       45,922            763,605
-----------------------------------------------------------------------------
                                                   931,234         16,031,458

Shares
repurchased                                       (100,908)        (1,667,133)
-----------------------------------------------------------------------------
Net increase                                       830,326       $ 14,364,325
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Shares
-----------------------------------------------------------------------------
Shares sold                                         30,583          $ 571,827
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    30,583            571,827

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        30,583          $ 571,827
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,009,288       $ 34,693,082
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,404,424         23,332,576
-----------------------------------------------------------------------------
                                                 3,413,712         58,025,658

Shares
repurchased                                     (3,306,552)       (55,618,850)
-----------------------------------------------------------------------------
Net increase                                       107,160       $  2,406,808
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      5,924,357      $ 107,923,821
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,446,021         25,658,426
-----------------------------------------------------------------------------
                                                 7,370,378        133,582,247

Shares
repurchased                                     (6,206,656)      (112,934,440)
-----------------------------------------------------------------------------
Net increase                                     1,163,722      $  20,647,807
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,845,039      $ 188,658,384
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,031,076         67,724,425
-----------------------------------------------------------------------------
                                                14,876,115        256,382,809

Shares
repurchased                                     (9,146,271)      (154,624,653)
-----------------------------------------------------------------------------
Net increase                                     5,729,844      $ 101,758,156
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,650,266      $ 402,853,725
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,696,088         48,420,017
-----------------------------------------------------------------------------
                                                24,346,354        451,273,742

Shares
repurchased                                     (9,159,570)      (168,247,086)
-----------------------------------------------------------------------------
Net increase                                    15,186,784      $ 283,026,656
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President

Edward P. Bousa
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of The George Putnam Fund of Boston. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA021-58955 001/880/242/505 3/00



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
The George Putnam Fund of Boston
Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return for periods ended 1/31/00                   NAV

6 months                                                -5.93%
1 year                                                  -2.87
5 years                                                 96.05
Annual average                                          14.41
10 years                                               243.70
Annual average                                          11.88
Life of fund (since class A inception, 11/5/37)      33477.15
(annual average)                                         9.80

Share value:                                            NAV

7/31/99                                                $18.53
1/31/00                                                $15.95
Current dividend rate                                    4.04%
Current 30-day SEC yield                                 4.00%
---------------------------------------------------------------------------
Distributions:    No.    Income           Capital gains           Total
                   2     $0.323    Short  0.166   Long  1.06     $1.549
---------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.